SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues
Total revenues	$ 937,177	$ 1,397,275	$ 2,121,793	$ 3,189,800	$ 5,980,847	$ 10,200,957
Total revenues					5,980,847	10,200,957
Product [Member] | Nonrelated Party [Member]
Revenues
Total revenues	157,947	749,313	259,965	1,971,116	2,346,474	7,439,899
Product [Member] | Related Party [Member]
Revenues
Total revenues	5,143	146,655	141,691	146,789	515,756	6,270
Revenue Share [Member] | Related Party [Member]
Revenues
Total revenues	774,087	501,307	1,720,137	1,071,895	3,118,617	2,754,788
Revenue Share [Member] | Related Party Excluding AI Service Sharing And Intelligent Information Service [Member]
Revenues
Total revenues	$ 774,087	$ 501,307	$ 1,720,137	$ 1,071,895
Product Revenue [Member]
Revenues
Total revenues					2,346,474	7,439,899
Product Revenue Related Party [Member]
Revenues
Total revenues					515,756	6,270
Revenue Share Related Party [Member]
Revenues
Total revenues					2,895,956	2,754,788
Intelligent Information Service Related Party [Member]
Revenues
Total revenues					$ 222,661